Net Income and Other Comprehensive Income (Loss) - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 26,930		$ 27,461	$ 28,143
Right-of-use assets	3,968		0	0
Investment properties	25		21	21
Intangible assets	4,253		4,386	3,766
Incremental costs of obtaining contracts	1,173	$ 39	1,941	0
Total depreciation and amortization expenses	36,349		33,809	31,930
Depreciation expenses	30,923	$ 1,034	27,482	28,164
Amortization expenses	5,426		6,327	3,766
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	28,957		25,996	26,402
Amortization expenses	5,196		6,085	3,473
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	1,966		1,486	1,762
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	96		113	154
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	95		93	104
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 39		$ 36	$ 35